Subsequent Events (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
Note 12 –  Subsequent Events

As previously reported, Ms. Angela D. Toppi resigned from her positions as Executive Vice President, Chief Financial Officer and Assistant Secretary of the Company, effective October 5, 2012 (the “Separation Date”).  Pursuant to a Separation Agreement and General Release executed by Ms. Toppi and the Company, Ms. Toppi will receive, as consideration for a general and full release of all claims, (1) severance in the amount of $170,000, payable in biweekly installments, (2) reimbursement for the cost of the premium for Ms. Toppi’s COBRA health coverage beginning on the Separation Date and ending on the earlier of (A) the date of Ms. Toppi’s final bi-weekly installment in connection with the severance payment described above or (B) the first date Ms. Toppi shall become eligible for medical coverage under another plan in connection with new employment or otherwise, and (3) certain job placement services subject to a maximum expense cap of $10,000.

20. Subsequent Events The Company has not remitted the March 1, 2012 semi-annual interest payment and principal payment on the Notes to the trustee. See Note 12 – Long-Term Debt.